Future Minimum Lease Payments Under Capital Leases Together with the Present Value of the Net Minium Lease Payments (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)
Schedule of Capital Lease Obligations [Line Items]
2013	$ 61	¥ 5,023
2014	42	3,431
2015	32	2,601
2016	29	2,415
2017	25	2,077
Thereafter	154	12,636
Total minimum lease payments	343	28,183
Less - Amount representing interest	(83)	(6,835)
Present value of net minimum lease payments	260	21,348
Less - Current obligations	(51)	(4,175)
Long-term capital lease obligations	$ 209	¥ 17,173